Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of share repurchases [abstract]
Share repurchases	$ 639	$ 1,079
Shares repurchased	4.1	8.6
Share repurchases - average price per share in U.S. dollars	$ 156.92	$ 125.07